UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    747 Third Avenue, 33rd Floor
            New York, New York  10017

13F File Number: 28-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       David Elias
Title:      Chief Compliance Officer
Phone:      (212) 821-1473


Signature, Place and Date of Signing:

    /s/ David Elias            New York, New York          February 12, 2007
-----------------------     ------------------------     ---------------------
      [Signature]             [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        39

Form 13F Information Table Value Total:  $191,354
                                         (thousands)

List of Other Included Managers:             None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
                                                        Market
                                  Title                 Value    Share/Prn   SH/  Put/  Investment  Other     Voting Authority
Name of Issuer                   of Class      Cusip    (x1000)  Amount      PRN  Call  Discretion  Mngrs    Sole     Shared   Note
ACCREDITED HOME LENDRS HLDG         COM      00437P107    7,395     270,400  SH            Sole              270,400
ALESCO FINL INC                     COM      014485106    1,297     121,200  SH            Sole              121,200
ALEXANDRIA REAL ESTATE EQ INC       COM      015271109    2,301      22,920  SH            Sole               22,920
ARBOR RLTY TR INC                   COM      038923108    2,254      74,900  SH            Sole               74,900
ARIBA INC                           COM      04033V203    2,533     327,240  SH            Sole              327,240
ASSISTED LIVING CONCPT NEV N        COM      04544X102    2,552     258,000  SH            Sole              258,000
AVALONBAY CMNTYS INC                COM      053484101    3,254      25,020  SH            Sole               25,020
CBRL GROUP INC                    NOTE 4/0   12489VAB2    5,391  10,810,000  PRN           Sole           10,810,000
DR HORTON INC                       COM      23331A109   23,335     880,900  SH            Sole              880,900
DEERFIELD TRIARC CAPITAL CORP       COM      244572301    2,418     142,800  SH            Sole              142,800
EQUITY ONE                          COM      294752100      788      29,550  SH            Sole               29,550
FELCOR LODGING TRUST INC            COM      31430F101    4,827     221,000  SH            Sole              221,000
FELCOR LODGING TRUST INC            COM      31430F101      262      12,000  SH            Sole                               12,000
FIDELITY NATIONAL FINANCIAL         CL A     31620R105    4,034     168,910  SH            Sole              168,910
GOOGLE INC                          CL A     38259P508    4,117       8,940  SH            Sole                8,940
HEALTH CARE PPTY INVS INC           COM      421915109    2,603      70,700  SH            Sole               70,700
INTERCONTINENTAL HTLS GRP PLC  SPON ADR NEW  5857P202    10,726     424,800  SH            Sole              424,800
KB HOME CMN                         COM      48666K109   14,622     285,140  SH            Sole              285,140
LENNAR CORP                         CL A     526057104    3,809      72,600  SH            Sole               72,600
LENNAR CORP                         CL B     526057302   15,451     314,550  SH            Sole              314,550
M D C HLDGS INC                     COM      552676108    8,472     148,500  SH            Sole              148,500
NOVASTAR FINL INC                   COM      669947400      140         232  SH   PUT      Sole                  232
NOVASTAR FINL INC                   COM      669947400      240         250  SH   PUT      Sole                  250
NOVASTAR FINL INC                   COM      669947400      133         428  SH   PUT      Sole                  428
NOVASTAR FINL INC                   COM      669947400       27       1,061  SH   PUT      Sole                1,061
NOVASTAR FINL INC                   COM      669947400      363       5,587  SH   PUT      Sole                5,587
ORIGEN FINL INC                     COM      68619E208    3,510     512,340  SH            Sole              512,340
PHH CORP                          COM NEW    693320202    4,365     151,200  SH            Sole              151,200
PULTE HOMES INC                     COM      745867101    4,471     135,000  SH            Sole              135,000
RAIT FINANCIAL TRUST                COM      749227104    3,917     113,600  SH            Sole              113,600
STAPLES INC                         COM      855030102    4,422     165,600  SH            Sole              165,600
STAPLES INC                         COM      855030102      210       8,000  SH            Sole                                8,000
SUNRISE SENIOR LIVING INC           COM      86768K106    5,253     171,000  SH            Sole              171,000
SUNRISE SENIOR LIVING INC           COM      86768K106      259       8,400  SH            Sole                                8,400
TD AMERITRADE HLDG CORP             COM      87236Y108    2,128     131,500  SH            Sole              131,500
TAUBMAN CTRS INC                    COM      876664103    3,133      61,600  SH            Sole               61,600
TOLL BROTHERS INC                   COM      889478103   20,421     633,600  SH            Sole              633,600
YAHOO INC                           COM      984332106   13,056     511,200  SH            Sole              511,200
ACE LTD                             ORD      G0070K103    2,865      47,300  SH            Sole               47,300

                                                        191,354





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